PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Commitments related to purchases of raw materials and energy	$ 11,668	$ 11,964
Guarantees, pledges and other collateral	8,470	8,003
Capital expenditure commitments	2,930	1,875
Other commitments	1,533	1,576
Total	$ 24,601	$ 23,418